Cover	Sep. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2026
Entity File Number	001-41323
Entity Registrant Name	SOLIDION TECHNOLOGY, INC.
Entity Central Index Key	0001881551
Entity Tax Identification Number	87-1993879
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1900 N. Pearl Street
Entity Address, Address Line Two	Suite 1750
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	972
Local Phone Number	823-5800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	STI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false